AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.9%
Information Technology – 14.7%
Communications Equipment – 0.1%
Cisco Systems, Inc./Delaware	14,232	$780,483

Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	20,234	3,831,510

IT Services – 2.3%
Automatic Data Processing, Inc.	2,038	470,554
FleetCor Technologies, Inc.(a)	6,512	1,348,831
Genpact Ltd.	79,503	3,837,610
PayPal Holdings, Inc.(a)	17,527	3,240,567
Visa, Inc. - Class A	50,990	9,880,332

		18,777,894

Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.	4,113	741,368
KLA Corp.	2,213	903,192
NVIDIA Corp.	27,871	9,107,128
NXP Semiconductors NV	22,646	5,058,210
QUALCOMM, Inc.	34,893	6,300,280
Texas Instruments, Inc.	8,454	1,626,296
Xilinx, Inc.	2,373	542,112

		24,278,586

Software – 6.1%
Adobe, Inc.(a)	6,667	4,465,890
Citrix Systems, Inc.	24,274	1,952,358
Microsoft Corp.	108,266	35,791,657
NortonLifeLock, Inc.	159,581	3,965,588
Oracle Corp.	48,744	4,423,030

		50,598,523

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	125,118	20,682,005
Western Digital Corp.(a)	56,907	3,291,501

		23,973,506

		122,240,502

Consumer Discretionary – 7.3%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (The)(a)	94,112	1,892,592
Magna International, Inc. - Class A (United States)	4,191	315,331

		2,207,923

Automobiles – 0.3%
Stellantis NV	153,007	2,621,010

Distributors – 0.5%
LKQ Corp.	70,411	3,935,975

Hotels, Restaurants & Leisure – 0.2%
Booking Holdings, Inc.(a)	306	643,166
Starbucks Corp.	8,298	909,793

		1,552,959

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 2.5%
Amazon.com, Inc.(a)	4,517	$15,841,435
eBay, Inc.	37,053	2,499,595
Etsy, Inc.(a)	7,970	2,188,403

		20,529,433

Specialty Retail – 2.4%
AutoZone, Inc.(a)	2,990	5,433,039
Home Depot, Inc. (The)	29,493	11,815,191
TJX Cos., Inc. (The)	41,324	2,867,886

		20,116,116

Textiles, Apparel & Luxury Goods – 1.2%
Deckers Outdoor Corp.(a)	5,097	2,066,324
NIKE, Inc. - Class B	47,114	7,973,573

		10,039,897

		61,003,313

Health Care – 6.9%
Biotechnology – 0.7%
Gilead Sciences, Inc.	412	28,399
Regeneron Pharmaceuticals, Inc.(a)	4,270	2,717,983
Vertex Pharmaceuticals, Inc.(a)	16,472	3,079,276

		5,825,658

Health Care Equipment & Supplies – 1.9%
Align Technology, Inc.(a)	3,653	2,233,919
Edwards Lifesciences Corp.(a)	38,810	4,164,701
Intuitive Surgical, Inc.(a)	2,352	762,848
Medtronic PLC	54,172	5,780,152
Zimmer Biomet Holdings, Inc.	24,783	2,964,047

		15,905,667

Health Care Providers & Services – 2.3%
Anthem, Inc.	12,386	5,031,565
UnitedHealth Group, Inc.	30,836	13,697,968

		18,729,533

Pharmaceuticals – 2.0%
Johnson & Johnson	15,114	2,356,726
Merck & Co., Inc.	10,156	760,786
Organon & Co.	1,015	29,668
Pfizer, Inc.	15,219	817,717
Roche Holding AG (Sponsored ADR)	141,326	6,893,882
Viatris, Inc.	779	9,590
Zoetis, Inc.	27,449	6,094,776

		16,963,145

		57,424,003

Communication Services – 6.5%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	138,651	6,929,777

Company	Shares	U.S. $ Value

Entertainment – 0.7%
Electronic Arts, Inc.	15,942	$1,980,315
Take-Two Interactive Software, Inc.(a)	19,454	3,227,030
Walt Disney Co. (The)(a)	3,242	469,766

		5,677,111

Interactive Media & Services – 4.5%
Alphabet, Inc. - Class A(a)	614	1,742,501
Alphabet, Inc. - Class C(a)	7,666	21,840,741
Meta Platforms, Inc. - Class A(a)	40,962	13,290,530

		36,873,772

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	39,735	4,323,565

		53,804,225

Financials – 5.2%
Banks – 3.0%
Bank of America Corp.	245,472	10,916,140
Citigroup, Inc.	44,028	2,804,583
JPMorgan Chase & Co.	7,890	1,253,169
PNC Financial Services Group, Inc. (The)	12,300	2,423,100
Wells Fargo & Co.	150,755	7,203,074

		24,600,066

Capital Markets – 1.8%
CME Group, Inc. - Class A	12,816	2,826,184
Goldman Sachs Group, Inc. (The)	20,839	7,939,451
LPL Financial Holdings, Inc.	23,086	3,638,584
S&P Global, Inc.	957	436,134

		14,840,353

Insurance – 0.4%
Progressive Corp. (The)	35,998	3,345,654

		42,786,073

Industrials – 4.3%
Aerospace & Defense – 0.4%
Raytheon Technologies Corp.	45,258	3,662,277

Airlines – 0.0%
Southwest Airlines Co.(a)	6,433	285,625

Construction & Engineering – 0.5%
AECOM(a)	66,087	4,556,038

Electrical Equipment – 1.0%
Eaton Corp. PLC	31,912	5,171,659
Regal Rexnord Corp.	17,802	2,814,496

		7,986,155

Machinery – 0.4%
Ingersoll Rand, Inc.	10,221	596,293
Oshkosh Corp.	22,797	2,452,957

		3,049,250

Company	Shares	U.S. $ Value

Professional Services – 0.7%
Booz Allen Hamilton Holding Corp.	21,598	$1,812,936
Robert Half International, Inc.	34,921	3,882,168

		5,695,104

Road & Rail – 1.3%
CSX Corp.	148,905	5,161,047
Knight-Swift Transportation Holdings, Inc.	78,845	4,513,876
Norfolk Southern Corp.	3,002	796,341

		10,471,264

		35,705,713

Consumer Staples – 2.9%
Beverages – 0.8%
Coca-Cola Co. (The)	80,485	4,221,438
Constellation Brands, Inc. - Class A	10,435	2,351,319

		6,572,757

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	7,999	4,314,500
Walmart, Inc.	46,273	6,507,372

		10,821,872

Household Products – 0.8%
Procter & Gamble Co. (The)	45,660	6,601,523

		23,996,152

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Campus Communities, Inc.	41,608	2,152,798
American Tower Corp.	9,691	2,543,694
Mid-America Apartment Communities, Inc.	22,019	4,541,419
Prologis, Inc.	15,294	2,305,570

		11,543,481

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	43,006

Utilities – 1.2%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	56,656	4,591,969
Edison International	4,800	313,344
NextEra Energy, Inc.	54,624	4,740,271

		9,645,584

Energy – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	35,795	4,040,182
EOG Resources, Inc.	39,363	3,424,581

		7,464,763

Materials – 0.6%
Chemicals – 0.6%
Linde PLC	13,431	4,272,938
LyondellBasell Industries NV - Class A	4,814	419,444
Westlake Chemical Corp.	1,866	173,389

		4,865,771

Total Common Stocks (cost $208,685,495)		430,522,586

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 47.1%
Funds and Investment Trusts – 47.1%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,563,310	$26,419,934
AB Trust – AB Discovery Value Fund - Class Z	1,077,725	27,934,638
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,756,855	48,801,549
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	18,256,962	247,199,269
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,286,134	19,896,489
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	624,013	20,261,702

Total Investment Companies (cost $338,993,606)		390,513,581

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $7,459,720)	7,459,720	7,459,720

Total Investments – 99.9% (cost $555,138,821)(e)		828,495,887
Other assets less liabilities – 0.1%		763,353

Net Assets – 100.0%		$829,259,240

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2021	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 E-Mini Futures	13	December 2021	$ 3,063,288	$ 2,968,063	$ (95,225)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $277,382,467 and gross unrealized depreciation of investments was $(4,120,626), resulting in net unrealized appreciation of $273,261,841.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$430,522,586	$—	$—	$430,522,586
Investment Companies	390,513,581	—	—	390,513,581
Short-Term Investments	7,459,720	—	—	7,459,720

Total Investments in Securities	828,495,887	—	—	828,495,887
Other Financial Instruments(b):
Assets	—	—	—	—
Liabilities:
Futures	(95,225)	—	—	(95,225)

Total	$828,400,662	$—	$—	$828,400,662

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions of investments in AB mutual funds for the three months ended November 30, 2021 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr/ (Depr) (000)	Market Value 11/30/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$26,686	$0	$0	$0	$(266)	$26,420	$0		$0
AB Trust - AB Discovery Value Fund, Inc.	28,594	0	500	83	(242)	27,935	0		0
Bernstein Fund, Inc. - International Small Cap Portfolio	51,882	0	0	0	(3,080)	48,802	0		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	258,831	229	0	0	(11,861)	247,199	0		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	20,051	0	0	0	(155)	19,896	0		0
Government Money Market Portfolio	0	29,517	22,057	0	0	7,460	0	**	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	21,597	0	0	0	(1,335)	20,262	0		0
Total	$407,641	$29,746	$22,557	$83	$(16,939)	$397,974	$0	**	$0

**	Amount less than $500.